Income Taxes - Additional information (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2017	Mar. 31, 2013
Income Taxes
Effective tax rate					4.00%	12.00%	1.00%
Tonnage tax included in operating expenses					$ 200,000	$ 200,000	$ 200,000
Valuation allowances				$ 20,313,000	16,015,000	20,313,000
Deferred tax assets				4,358,000	3,326,000	4,358,000
Entrance tax				127,000	$ 91,000	127,000			$ 3,000,000
Entrance tax payable related to acquisition								$ 100,000
Entrance tax, annual decline in gain					20.00%
Payment of entrance tax and translation effects					$ 110,000	160,000
Income tax benefit (expense)					$ (631,000)	$ 4,595,000	$ (875,000)
Income tax rate, deferred tax liabilities					22.00%	22.00%
Estimated income tax payable				40,000.00	$ 60,000.00	$ 40,000.00
Period for income tax returns					10 years
Unrecognized tax benefits				0	$ 0	0
Interest or penalties on tax return				0	$ 0	0
Minimum percentage of ownership/control required to constitute a related party					25.00%
Deferred tax assets				$ 4,231,000	$ 3,235,000	$ 4,231,000
KNOT
Income Taxes
Ownership interest in partnership					25.00%
KNOT | KNOT Management
Income Taxes
Percentage of contribution to subsidiary					100.00%
KNOT | KNOT Management Denmark AS
Income Taxes
Percentage of contribution to subsidiary					100.00%
Norwegian Ordinary Tax Regime
Income Taxes
Effective tax rate					22.00%
Percentage of corporate tax					22.00%	22.00%
Period for income tax returns					10 years
UK tax
Income Taxes
Effective tax rate	19.00%	25.00%	19.00%	25.00%	25.00%		19.00%
Percentage of corporate tax					25.00%	25.00%
Income tax benefit (expense)					$ (37,000)	$ (14,750)	$ (9,000)